Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

					Value of Initial Fixed		Company
			Average		$100 Investment		Selected
			Summary	Average	Based On		Measure
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Net
Year	for PEO (1)	to PEO (1)(2)	NEOs (1)	NEOs (1)(3)	Return	Return(4)	Income	EPS (5)
2022	$1,716,737	$1,722,753	$560,551	$611,021	$109	$110	$71,109,000	$5.82
2021	$2,186,641	$1,727,166	$634,732	$621,171	$104	$130	$52,907,000	$4.02
2020	$2,494,588	$1,465,332	$899,798	$538,845	$ 87	$ 93	$53,844,000	$3.93

(1)

Mr. Norman L. Lowery was the PEO, and Messrs. McHargue, Norman D. Lowery and Holliday were Non-PEO NEOs, for each of the years shown. Mr. Franklin was a Non-PEO NEO for 2022, and Ms. Karen Milienu, the Corporation’s former Chief Branch Banking Officer, was a Non-PEO NEO for 2021 and 2020.

(2)

The table below shows the amount of CAP to our PEO, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our PEO:

Year	Summary Compensation Table Total for PEO	(A) Stock Awards in SCT	(B) Stock Award Adjustments	(C) Reported Change in the Actuarial Present Value of Pension Benefits	(D) Pension Benefit Adjustments	Compensation Actually Paid to PEO
2022	$1,716,737	$(456,265)	$472,996	—	—	$1,722,753
2021	$2,186,641	$(448,960)	$549,589	$(560,104)	—	$1,727,166
2020	$2,494,588	$(425,141)	$319,342	$(923,457)	—	$1,465,332

(A)	Represents the amounts reported in the Stock Award column in the Summary Compensation Table (SCT) for the applicable year.
(B)	Represents stock award adjustments (deductions and additions) for PEO stock awards for each applicable year calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Fair Value as of Vesting Date of Stock Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Total Stock Award Adjustments
2022	$309,105	$ 3,186	$154,552	$ 6,153	$472,996
2021	$323,500	$ 21,140	$161,750	$ 43,199	$549,589
2020	$259,078	$(23,903)	$129,539	$(45,372)	$319,342

(C)	Represents the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the PEO for the applicable year.
(D)

Represents the actuarially determined pension service cost and prior service cost, if any, for services rendered by Mr. Norman L. Lowery during the applicable year. No pension service cost or prior service cost with respect to our PEO was recognized during the applicable years.

(3)

The table below shows average CAP for the Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our Non-PEO NEOs:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	(A) Average Stock Awards in SCT	(B) Average Stock Award Adjustments	(C) Average Reported Change in the Actual Present Value of Pension Benefits Award Pension Benefit Adjustments	(D) Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2022	$560,551	$ (97,702)	$101,282	—	$46,890	$611,021
2021	$634,732	$(108,945)	$105,977	$ (83,326)	$72,733	$621,171
2020	$899,798	$(102,920)	$ 78,874	$(395,147)	$58,240	$538,845

(A)	Represents the amounts reported in the Stock Award column in the Summary Compensation Table (SCT) for the applicable year.
(B)	Represents the average of stock award adjustments (deductions and additions) for the Non-PEO NEO stock awards for each applicable year calculated as follows

Year	Average Year- End Fair Value of Outstanding and Unvested Stock Awards Granted During Year	Average Year- over-Year Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Stock Awards Granted and Vested in the Year	Average Year- over-Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Average Fair Value at End of Prior Period of Stock Awards that Failed to Meet Vesting Conditions During the Year	Total Average Stock Award Adjustments
2022	$66,179	$ 688	$33,089	$ 1,326	—	$101,282
2021	$69,879	$ 4,542	$34,939	$ 8,905	$(12,288)	$105,977
2020	$62,710	$(5,350)	$31,355	$(9,841)	—	$ 78,874

(C)	Represents the average amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the Non-PEO NEOs for each applicable year.
(D)

Represents the average actuarially determined pension service cost and prior service cost for services rendered by the Non-PEO NEOs during the applicable year. No prior service cost with respect to the Non-PEO NEOs was recognized during the applicable years.

(4)

The Peer Group Total Shareholder Return used in this table reflects the SNL Bank $1B-$5B index, which the Corporation also uses in the stock performance graph included in the Corporation’s Annual Report on Form 10-K for the year ended December 31, 2022.

(5)

Earnings per share (EPS) is a financial performance measure used for compensation decisions. Management believes that EPS performance is a meaningful measure of our overall financial performance. See “Compensation Discussion and Analysis.”

Company Selected Measure Name	Earnings per share (EPS)
Peer Group Issuers, Footnote [Text Block]	The Peer Group Total Shareholder Return used in this table reflects the SNL Bank $1B-$5B index, which the Corporation also uses in the stock performance graph included in the Corporation’s Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 1,716,737	$ 2,186,641	$ 2,494,588
PEO Actually Paid Compensation Amount	$ 1,722,753	1,727,166	1,465,332
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO	(A) Stock Awards in SCT	(B) Stock Award Adjustments	(C) Reported Change in the Actuarial Present Value of Pension Benefits	(D) Pension Benefit Adjustments	Compensation Actually Paid to PEO
2022	$1,716,737	$(456,265)	$472,996	—	—	$1,722,753
2021	$2,186,641	$(448,960)	$549,589	$(560,104)	—	$1,727,166
2020	$2,494,588	$(425,141)	$319,342	$(923,457)	—	$1,465,332

(A)	Represents the amounts reported in the Stock Award column in the Summary Compensation Table (SCT) for the applicable year.
(B)	Represents stock award adjustments (deductions and additions) for PEO stock awards for each applicable year calculated as follows:

Year	Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Fair Value as of Vesting Date of Stock Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Total Stock Award Adjustments
2022	$309,105	$ 3,186	$154,552	$ 6,153	$472,996
2021	$323,500	$ 21,140	$161,750	$ 43,199	$549,589
2020	$259,078	$(23,903)	$129,539	$(45,372)	$319,342

(C)	Represents the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the PEO for the applicable year.
(D)

Represents the actuarially determined pension service cost and prior service cost, if any, for services rendered by Mr. Norman L. Lowery during the applicable year. No pension service cost or prior service cost with respect to our PEO was recognized during the applicable years.

Non-PEO NEO Average Total Compensation Amount	$ 560,551	634,732	899,798
Non-PEO NEO Average Compensation Actually Paid Amount	$ 611,021	621,171	538,845
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs	(A) Average Stock Awards in SCT	(B) Average Stock Award Adjustments	(C) Average Reported Change in the Actual Present Value of Pension Benefits Award Pension Benefit Adjustments	(D) Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2022	$560,551	$ (97,702)	$101,282	—	$46,890	$611,021
2021	$634,732	$(108,945)	$105,977	$ (83,326)	$72,733	$621,171
2020	$899,798	$(102,920)	$ 78,874	$(395,147)	$58,240	$538,845

(A)	Represents the amounts reported in the Stock Award column in the Summary Compensation Table (SCT) for the applicable year.
(B)	Represents the average of stock award adjustments (deductions and additions) for the Non-PEO NEO stock awards for each applicable year calculated as follows

Year	Average Year- End Fair Value of Outstanding and Unvested Stock Awards Granted During Year	Average Year- over-Year Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Stock Awards Granted and Vested in the Year	Average Year- over-Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Average Fair Value at End of Prior Period of Stock Awards that Failed to Meet Vesting Conditions During the Year	Total Average Stock Award Adjustments
2022	$66,179	$ 688	$33,089	$ 1,326	—	$101,282
2021	$69,879	$ 4,542	$34,939	$ 8,905	$(12,288)	$105,977
2020	$62,710	$(5,350)	$31,355	$(9,841)	—	$ 78,874

(C)	Represents the average amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the Non-PEO NEOs for each applicable year.
(D)

Represents the average actuarially determined pension service cost and prior service cost for services rendered by the Non-PEO NEOs during the applicable year. No prior service cost with respect to the Non-PEO NEOs was recognized during the applicable years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graph below compares CAP to the PEO and the average CAP to the Non-PEO NEOs against the total shareholder return for the Corporation and the peer group for the fiscal years ended December 31, 2022:

Compensation Actually Paid vs. Net Income [Text Block]	The graph below compares CAP to the PEO and the average CAP to the Non-PEO NEOs against net income for the three fiscal years ended December 31, 2022:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below compares CAP to the PEO and the average CAP to the Non-PEO NEOs against EPS, the Company Selected Measure, for the three fiscal years ended December 31, 2022:
Total Shareholder Return Vs Peer Group [Text Block]

The graph below compares CAP to the PEO and the average CAP to the Non-PEO NEOs against the total shareholder return for the Corporation and the peer group for the fiscal years ended December 31, 2022:

Tabular List [Table Text Block]

As required by SEC rules, the following table lists the performance measures that, in the Corporation’s assessment, represent the most important financial measures used by the Corporation to link compensation “actually paid” to the Corporation’s PEO and Non-PEO NEOs to the Corporation’s performance for 2022.

EPS
Net Income
Efficiency Ratio

Total Shareholder Return Amount	$ 109	104	87
Peer Group Total Shareholder Return Amount	110	130	93
Net Income (Loss)	$ 71,109,000	$ 52,907,000	$ 53,844,000
Company Selected Measure Amount	5.82	4.02	3.93
PEO Name	Mr. Norman L. Lowery
Additional 402(v) Disclosure [Text Block]

As described in more detail in the section captioned “Compensation Discussion and Analysis” the executive compensation program for our PEO and Non-PEO NEOs includes variable components in the form of annual incentive compensation and long-term incentive awards. While we use several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay Versus Performance Table. Moreover, we seek to incentivize long-term performance and, as a result, our performance against our financial measures in a particular year may not align with “compensation actually paid,” or CAP, as computed in accordance with Item 402(v) of SEC Regulation S-K for that year. In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Non-GAAP Measure Description [Text Block]	Earnings per share (EPS) is a financial performance measure used for compensation decisions. Management believes that EPS performance is a meaningful measure of our overall financial performance. See “Compensation Discussion and Analysis.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
PEO [Member] | Stock Awards in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (456,265)	$ (448,960)	$ (425,141)
PEO [Member] | Stock Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	472,996	549,589	319,342
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(560,104)	(923,457)
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	309,105	323,500	259,078
PEO [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,186	21,140	(23,903)
PEO [Member] | Fair Value as of Vesting Date of Stock Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	154,552	161,750	129,539
PEO [Member] | Year-over-Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,153	43,199	(45,372)
Non-PEO NEO [Member] | Stock Awards in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(97,702)	(108,945)	(102,920)
Non-PEO NEO [Member] | Stock Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,282	105,977	78,874
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(83,326)	(395,147)
Non-PEO NEO [Member] | Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,890	72,733	58,240
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,179	69,879	62,710
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	688	4,542	(5,350)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Stock Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,089	34,939	31,355
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,326	8,905	$ (9,841)
Non-PEO NEO [Member] | Fair Value at End of Prior Period of Stock Awards that Failed to Meet Vesting Conditions During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (12,288)